Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 77,563		¥ 145,153
Less: Accumulated depreciation	(10,950)		(79,811)
Impairment	(6,709)		(10,954)
Total	59,904	$ 8,207	54,388
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	21,622		88,800
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	54,200		42,327
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	529		3,475
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 1,212		¥ 10,551